Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common stock, par value	[1]	$ 0.0008	$ 0.0008
Common stock, shares authorized	[1]	4,000,000,000	4,000,000,000
Common stock, shares issued	[1]	9,786,184	5,786,184
Common stock, shares outstanding	[1]	9,786,184	5,786,184

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse stock split.